                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Taconic Capital Advisors LLC
            ------------------------------------------
Address:    450 Park Avenue, 8th Floor
            ------------------------------------------
            New York, NY 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-05329
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robin S. Rothstein
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (212) 209-3100
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein             New York, NY                February 11, 2003
-----------------------  ------------------------------------  ----------------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                              -----------------------

Form 13F Information Table Entry Total:               116
                                              -----------------------

Form 13F Information Table Value Total:      $        431,627
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Aether Sys 6.00%
 Due 3/22/2005    Note 6% 3/2    00808VAA3      4,623      5,889,381  PRN              Sole                                5,889,381
------------------------------------------------------------------------------------------------------------------------------------
American
 Int'l Group        Common       026874107     14,137        244,368  SH               Sole                 244,368
------------------------------------------------------------------------------------------------------------------------------------
American Water
 Works              Common       030411102      6,473        142,332  SH               Sole                 142,332
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen   Common       03073E105     17,220        317,072  SH               Sole                 317,072
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc           Common       031162100      6,069        125,556  SH               Sole                 125,556
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp USD        Common       001765106        132         20,059  SH               Sole                  20,059
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Pete       Common       032511107      3,891         81,229  SH               Sole                  81,229
------------------------------------------------------------------------------------------------------------------------------------
ANTC 4.50%        Note 4.500%    03664PAB1      1,655      1,671,600  PRN              Sole                                1,671,600
------------------------------------------------------------------------------------------------------------------------------------
Aquila Inc          Common       03840P102        258        145,622  SH               Sole                 145,622
------------------------------------------------------------------------------------------------------------------------------------
Arvin Meritor       Common       043353101        417         25,000  SH               Sole                  25,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T                Common       001957109      2,819        107,952  SH               Sole                 107,952
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless       Common       00209A106        575        101,699  SH               Sole                 101,699
------------------------------------------------------------------------------------------------------------------------------------
BankNorth Group     Common       06646R107      6,119        270,737  SH               Sole                 270,737
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold
 Corp               Common       067901108     12,726        825,842  SH               Sole                 825,842
------------------------------------------------------------------------------------------------------------------------------------
BK UTD Litig        Common       065416117         18        175,635  SH               Sole                 175,635
------------------------------------------------------------------------------------------------------------------------------------
Bowater             Common       102183100      4,444        105,931  SH               Sole                 105,931
------------------------------------------------------------------------------------------------------------------------------------
BP PLC ADRC        Spons ADR     055622104      2,667         65,600  SH               Sole                  65,600
------------------------------------------------------------------------------------------------------------------------------------
Brooks-Pri
 Automation         Common       11442E102        642         56,032  SH               Sole                  56,032
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health     Common       14149Y108      7,729        130,584  SH               Sole                 130,584
------------------------------------------------------------------------------------------------------------------------------------
Central Garden
 & Petco          Note 6.000%    153527AC0        662        668,640  PRN              Sole                                  668,640
------------------------------------------------------------------------------------------------------------------------------------
Cephalon            Common       156708109      2,748         56,459  SH               Sole                  56,459
------------------------------------------------------------------------------------------------------------------------------------
Citigroup           Common       172967101     12,005        341,146  SH               Sole                 341,146
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp
 Cl A               Common       20030N101      4,071        172,709  SH               Sole                 172,709
------------------------------------------------------------------------------------------------------------------------------------
Conagra Foods       Common       205887102      1,696         67,800  SH               Sole                  67,800
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhilips       Common       20825C104      4,230         87,420  SH               Sole                  87,420
------------------------------------------------------------------------------------------------------------------------------------
Coorstek            Common       217020106      2,265         88,661  SH               Sole                  88,661
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods          Common       242370104      8,740        235,572  SH               Sole                 235,572
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods     Common       24522P103        519         67,428  SH               Sole                  67,428
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy        Common       25179M103      1,898         41,358  SH               Sole                  41,358
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical        Common       260543103      4,405        148,308  SH               Sole                 148,308
------------------------------------------------------------------------------------------------------------------------------------
Dreyers Grand
 Ice Cream          Common       261878102      3,620         51,016  SH               Sole                  51,016
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy         Common       264399106      4,092        209,392  SH               Sole                 209,392
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC              RT         G29539148          1        274,878  SH               Sole                 274,878
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Encana              Common       292505104      5,192        166,939  SH               Sole                 166,939
------------------------------------------------------------------------------------------------------------------------------------
Extensity           Common       302255104        204        117,213  SH               Sole                 117,213
------------------------------------------------------------------------------------------------------------------------------------
Fair Issac & Co.    Common       303250104      8,343        195,398  SH               Sole                 195,398
------------------------------------------------------------------------------------------------------------------------------------
FEI Co.             Common       30241L109      1,029         67,317  SH               Sole                  67,317
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
 Bancorp            Common       316773100      9,225        157,560  SH               Sole                 157,560
------------------------------------------------------------------------------------------------------------------------------------
Fleet Boston        Common       339030108      2,328         95,791  SH               Sole                  95,791
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp     Common       346091705        517         18,704  SH               Sole                  18,704
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran    Common       35671D857      8,157        486,095  SH               Sole                 486,095
------------------------------------------------------------------------------------------------------------------------------------
Genesis Michrochip  Common       37184C103      1,296         99,325  SH               Sole                  99,325
------------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific     Common       373298108        976         60,399  SH               Sole                  60,399
------------------------------------------------------------------------------------------------------------------------------------
Glaxo SmithKline     ADR         37733W105     10,918        291,445  SH               Sole                 291,445
------------------------------------------------------------------------------------------------------------------------------------
Group CGI CAD       Common       39945C109      4,462      1,020,978  SH               Sole               1,020,978
------------------------------------------------------------------------------------------------------------------------------------
Gucci Grp NY        Common       401566104      5,556         60,660  SH               Sole                  60,660
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard     Common       428236103     13,180        759,198  SH               Sole                 759,198
------------------------------------------------------------------------------------------------------------------------------------
Household Intl      Common       441815107      4,902        176,254  SH               Sole                 176,254
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp      Class A       46069S109        456         32,707  SH               Sole                  32,707
------------------------------------------------------------------------------------------------------------------------------------
Inv Group           Common       46152H101      1,160         68,158  SH               Sole                  68,158
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JP Morgan Chase     Common       46625H100      5,627        234,450  SH               Sole                 234,450
------------------------------------------------------------------------------------------------------------------------------------
Johnson and
 Johnson            Common       478160104     14,130        263,085  SH               Sole                 263,085
------------------------------------------------------------------------------------------------------------------------------------
Jones Apparel
 Group              Common       480074103        517         14,594  SH               Sole                  14,594
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum     Common       483007100          3         60,178  SH               Sole                  60,178
------------------------------------------------------------------------------------------------------------------------------------
King
 Pharmaceuticals    Common       495582108      3,848        223,877  SH               Sole                 223,877
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp
 of America         Common       50540R409        202          8,696  SH               Sole                   8,696
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic           Common       502161102      1,389        240,807  SH               Sole                 240,807
------------------------------------------------------------------------------------------------------------------------------------
Macromedia          Common       556100105        525         49,258  SH               Sole                  49,258
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated
 Products           Common       57772K101      2,652         80,261  SH               Sole                  80,261
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc       Common       584699102      1,941         71,456  SH               Sole                  71,456
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co.         Common       589331107      1,465         25,871  SH               Sole                  25,871
------------------------------------------------------------------------------------------------------------------------------------
Metamor
 Worldwide        Note 2.94%     59133PAA8      2,445      6,037,151  PRN              Sole                                6,037,151
------------------------------------------------------------------------------------------------------------------------------------
Millennium
 Pharmaceuticals    Common       599902103        618         77,847  SH               Sole                  77,847
------------------------------------------------------------------------------------------------------------------------------------
MKS Instruments     Common       55306N104        566         34,442  SH               Sole                  34,442
------------------------------------------------------------------------------------------------------------------------------------
Monsanto            Common       61166W101      1,360         70,664  SH               Sole                  70,664
------------------------------------------------------------------------------------------------------------------------------------
National Grid
 Group Plc      Sponsored ADR    636274102      9,243        251,239  SH               Sole                 251,239
------------------------------------------------------------------------------------------------------------------------------------
Natural
 MicroSystems
 Corp          Note 5.000% 10/1  638882AA8        809      1,337,280  PRN              Sole                                1,337,280
------------------------------------------------------------------------------------------------------------------------------------
Network
 Associates         Common       640938106        769         47,821  SH               Sole                  47,821
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining
 Corp               Common       651639106      4,544        156,529  SH               Sole                 156,529
------------------------------------------------------------------------------------------------------------------------------------
Nextel
 Communications     Common       65332V103        193         16,716  SH               Sole                  16,716
------------------------------------------------------------------------------------------------------------------------------------
Nortek              Common       656557105      1,540         33,663  SH               Sole                  33,663
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman
 Corp               Common       666807102      2,089         21,536  SH               Sole                  21,536
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems    Common       670008101      2,877        102,454  SH               Sole                 102,454
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
P&O Princess
 Cruises             ADR         693070104      1,009         36,370  SH               Sole                  36,370
------------------------------------------------------------------------------------------------------------------------------------
Panamerican
 Beverages          Common       P74823108      1,752         84,288  SH               Sole                  84,288
------------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings      Common       713291102      1,022         52,693  SH               Sole                  52,693
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc          Common       717081103      1,739         56,875  SH               Sole                  56,875
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp      Common       71713U102     15,643        374,237  SH               Sole                 374,237
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber   Common       729251108      2,913        123,433  SH               Sole                 123,433
------------------------------------------------------------------------------------------------------------------------------------
Precise Software
 Solutions          Common       M41450103      2,561        155,089  SH               Sole                 155,089
------------------------------------------------------------------------------------------------------------------------------------
Premiere
 Technologies    Note 5.75% 7/0  74058FAC6      2,282      2,607,696  PRN              Sole                                2,607,696
------------------------------------------------------------------------------------------------------------------------------------
Pride
 International      Common       74153Q102      5,748        385,748  SH               Sole                 385,748
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy     Common       743263105        675         15,574  SH               Sole                  15,574
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust    Sh Ben Int     743410102      3,974        158,014  SH               Sole                 158,014
------------------------------------------------------------------------------------------------------------------------------------
Quintiles
 Transnational      Common       748767100      1,011         83,580  SH               Sole                  83,580
------------------------------------------------------------------------------------------------------------------------------------
Radian Group        Common       750236101      6,130        165,000  SH               Sole                 165,000
------------------------------------------------------------------------------------------------------------------------------------
Rational
 Software
 Corp               Common       75409P202      5,069        487,837  SH               Sole                 487,837
------------------------------------------------------------------------------------------------------------------------------------
Redback
 Networks       Note 5.000% 4/0  757209AB7      2,816     10,831,968  PRN              Sole                               10,831,968
------------------------------------------------------------------------------------------------------------------------------------
Redback
 Networks           Common       757209101        113        134,860  SH               Sole                 134,860
------------------------------------------------------------------------------------------------------------------------------------
Sequenom            Common       817337108         40         22,170  SH               Sole                  22,170
------------------------------------------------------------------------------------------------------------------------------------
SFE 5 6/15/2006  SB NT CV 5%06   786449AE8      4,020      6,330,015  PRN              Sole                                6,330,015
------------------------------------------------------------------------------------------------------------------------------------
Shire
 Pharmaceutical      ADR         82481R106      4,685        248,033  SH               Sole                 248,033
------------------------------------------------------------------------------------------------------------------------------------
Smucker J.M.        Common       832696405      5,090        127,864  SH               Sole                 127,864
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone
 Container          Common       832727101        562         36,495  SH               Sole                  36,495
------------------------------------------------------------------------------------------------------------------------------------
SPX Corp            Common       784635104      5,922        158,126  SH               Sole                 158,126
------------------------------------------------------------------------------------------------------------------------------------
Sun Life
 Financial
 Services           Common       866796105      1,943        113,973  SH               Sole                 113,973
------------------------------------------------------------------------------------------------------------------------------------
Sybase              Common       871130100        731         54,563  SH               Sole                  54,563
------------------------------------------------------------------------------------------------------------------------------------
Symantec            Common       871503108      4,792        118,302  SH               Sole                 118,302
------------------------------------------------------------------------------------------------------------------------------------
Symmetricom         Common       871543104        157         37,181  SH               Sole                  37,181
------------------------------------------------------------------------------------------------------------------------------------
Syncor
 International      Common       87157J106      8,370        300,888  SH               Sole                 300,888
------------------------------------------------------------------------------------------------------------------------------------
Terayon Comm
 Systems        Note 5.00% 8/0   880775AC5        234        381,125  PRN              Sole                                  381,125
------------------------------------------------------------------------------------------------------------------------------------
Thoratec            Common       885175307      1,451        190,174  SH               Sole                 190,174
------------------------------------------------------------------------------------------------------------------------------------
Travelers Ppty
 Cas Corp          Class A       89420G109        444         30,282  SH               Sole                  30,282
------------------------------------------------------------------------------------------------------------------------------------
Travelers Ppty
 Cas Corp          Class B       89420G406        216         14,738  SH               Sole                  14,738
------------------------------------------------------------------------------------------------------------------------------------
Triangle
 Pharmaceuticals    Common       89589H104      1,304        219,551  SH               Sole                 219,551
------------------------------------------------------------------------------------------------------------------------------------
Tyco International  Common       902124106        187         10,949  SH               Sole                  10,949
------------------------------------------------------------------------------------------------------------------------------------
Tyson Foods Inc    Class A       902494103      1,586        141,333  SH               Sole                 141,333
------------------------------------------------------------------------------------------------------------------------------------
UBS AG Reg        Namen Akt      H8920M855      4,919        102,231  SH               Sole                 102,231
------------------------------------------------------------------------------------------------------------------------------------
United Parcel       Common       911312106      1,584         25,117  SH               Sole                  25,117
------------------------------------------------------------------------------------------------------------------------------------
Unocal Corp         Common       915289102      1,081         35,358  SH               Sole                  35,358
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp          Common       902973304      9,612        452,948  SH               Sole                 452,948
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy       Common       91913Y100     15,881        429,907  SH               Sole                 429,907
------------------------------------------------------------------------------------------------------------------------------------
Viacom             Class B       925524308     10,613        260,367  SH               Sole                 260,367
------------------------------------------------------------------------------------------------------------------------------------
Vertex
 Pharmaceuticals   Note 5%       92532FAD2      1,010      1,337,280  PRN              Sole                                1,337,280
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo        Common        949746101      7,663        163,487  SH               Sole                 163,487
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc          Common        984332106      2,254        137,838  SH               Sole                 137,838
------------------------------------------------------------------------------------------------------------------------------------
TOTAL VALUE                                   431,627
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